UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2009

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Shapiro Capital Management LLC
            ----------------------------------
Address:    3060 Peachtree Road, NW Suite 1555
            ----------------------------------
            Atlanta GA  30066
            ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_______________________       _______________          _____________________

 [Signature]                   [City, State]                    [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 06/30/2009

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47


Form 13F Information Table Value Total      $1,821,325,450

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         -------------------------           --------------------------

         [Repeat as necessary.]


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                                                             FORM 13F
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                                                                                                (SEC USE ONLY)
Page 1                                          Name of Reporting Manager :              Shapiro Capital Management Company, Inc
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             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal        (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
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
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Checkpoint Systems Inc            Common       162825103    $103,482,422    6,595,438     x              5,433,513     1,161,925
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Nalco Holding Co                  Common       62985Q101    $101,619,464    6,034,410     x              4,783,658     1,250,752
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PetSmart Inc.                     Common       716768106    $101,130,379    4,712,506     x              3,712,424     1,000,082
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Constellation Brands Inc. - A     Cl A Common  21036p108     $99,393,841    7,838,631     x              6,149,468     1,689,163
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NV Energy, Inc.                   Common       67073Y106     $98,995,682    9,174,762     x              7,124,885     2,049,877
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Encore Acquisition Company        Common       29255w100     $98,523,917    3,193,644     x              2,519,144       674,500
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Cal Dive International Inc.       Common       12802t101     $97,773,930   11,329,540     x              9,121,490     2,208,050
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Zebra Technologies Cp Class A     Cl A Common  989207105     $92,647,757    3,915,797     x              3,117,278       798,519
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Cabot Microelectronics Com        Common       12709p103     $85,560,021    3,024,391     x              2,462,679       561,712
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Kansas City Southern              Common       485170302     $80,004,129    4,966,116     x              3,934,116     1,032,000
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Cooper Companies, Inc. (The)      Common       216648402     $76,901,743    3,109,654     x              2,419,236       690,418
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Avis Budget Group Inc             Common       053774105     $70,267,214   12,436,675     x              9,906,170     2,530,505
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Live Nation                       Common       538034109     $67,059,976   13,798,349     x             10,838,373     2,959,976
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Hanesbrands, Inc.                 Common       410345102     $64,068,489    4,268,387     x              3,355,355       913,032
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Accuray Inc.                      Common       004397105     $52,515,926    7,909,025     x              6,467,856     1,441,169
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John Bean Technologies Corp.      Common       477839104     $51,538,480    4,116,492     x              3,511,942       604,550
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Tidewater Inc                     Common       886423102     $46,307,274    1,080,179     x                945,979       134,200
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Haynes International Inc.         Common       420877201     $46,188,527    1,948,883     x              1,587,758       361,125
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OGE Energy Corp                   Common       670837103     $45,801,936    1,617,300     x              1,245,600       371,700
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International Flavors
  & Fragrances                    Common       459506101     $43,484,880    1,329,000     x              1,083,920       245,080
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US Cellular Corp                  Common       911684108     $39,220,154    1,020,030     x                771,500       248,530
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Salix Pharmaceuticals Ltd         Common       795435106     $38,316,880    3,882,156     x              3,113,549       768,607
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Sally Beauty Holdings, Inc.       Common       79546E104     $35,433,805    5,571,353     x              4,750,887       820,466
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Western Union Co                  Common       959802109     $28,602,682    1,744,066     x              1,251,328       492,738
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        SubTotal Page 1                                   $1,664,839,509  124,616,784                   99,608,108    25,008,676
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Tyco International Ltd            Common       h89128104     $27,734,611    1,067,537     x                742,358       325,179
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Tyco Electronics LTD              Common       h8912p106     $25,422,847    1,367,555     x                917,948       449,607
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California Pizza Kitchen Inc      Common       13054d109     $24,426,555    1,837,965     x              1,478,770       359,195
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Time Warner Cable-A               Cl A Common  88732J207     $15,205,464      480,122     x                288,272       191,850
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Time Warner Inc. New              Common       887317303     $15,195,347      603,229     x                434,177       169,052
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General Electric Com              Common       369604103     $14,711,401    1,255,239     x                596,312       658,927
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Ingersoll-Rand Company Cl A       Common       g47791101     $13,360,032      639,236     x                422,650       216,586
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Spdr Trust Series 1                  ETF       78462F103      $5,137,706       55,875     x                 32,030        23,845
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American Express Co               Common       025816109      $4,496,010      193,460     x                 55,375       138,085
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Ishares Trust Russell 2000
  Value Index Fun                 ETF          464287630      $2,568,223       55,195     x                 54,755           440
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Odyssey Healthcare Inc            Common       67611V101      $1,421,210      138,250     x                119,300        18,950
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Encore Energy Partners LP
  Com Unit                        Common       29257A106      $1,154,010       80,700     x                 74,100         6,600
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Ishares Russell 2000              ETF          464287655      $1,121,972       21,965     x                 20,965         1,000
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United States Cellular
  Nt Sr 8.75%                     Preferred    911684207      $1,105,818       46,385     x                 34,360        12,025
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MoneyGram Intl Inc                Common       60935Y109        $563,500      316,573     x                316,573             0
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Equifax Inc.                      Common       294429105        $527,220       20,200     x                 17,650         2,550
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Post Properties 7.625%            Preferred    737464305        $481,460       26,600     x                 17,500         9,100
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Portland General Electric Co.     Common       736508847        $417,943       21,455     x                 17,975         3,480
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Cincinnati Bell 6.75% Series B    Preferred    171871403        $408,900       14,100     x                 11,600         2,500
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Forest Oil Corp NEW                            346091705        $298,400       20,000     x                 20,000             0
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LifePoint Hosps Inc               Common       53219L109        $254,625        9,700     x                  8,700         1,000
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Schwab Value Advantage Fund       Mutual Fund  808515605        $248,284      248,284     x                248,284             0
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Bank Of America Corp                           060505104        $224,400       17,000     x                 17,000             0
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        SubTotal Page 2                                     $156,485,941    8,536,625                    5,946,654     2,589,971
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          Grand Total                                     $1,821,325,450  133,153,409                 $105,554,762    27,598,647
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